UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09377

                        The Gabelli Blue Chip Value Fund
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554

                      Date of fiscal year end: December 31

                   Date of reporting period: December 31, 2008



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                        THE GABELLI BLUE CHIP VALUE FUND
                                 ANNUAL REPORT
                               DECEMBER 31, 2008

TO OUR SHAREHOLDERS,

     The Sarbanes-Oxley Act requires a fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

     Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

     Enclosed are the audited financial statements and the investment portfolio as of December 31, 2008 with a description of factors that affected the performance during the past year.

PERFORMANCE DISCUSSION (UNAUDITED)

     For the full year 2008 The Gabelli Blue Chip Value Fund (Class AAA) declined 33.71%, which was not as bad as the S&P 500 Index decline of 36.99% and the Lipper Large Cap Value Fund Average fall of 37.36%.

     The year started out with what seemed like huge write-offs and losses at all of the large U.S. banks and brokerage firms in the first quarter. The first few months of the year had daily announcements of these losses along with weakening economic numbers, which turned out to be an unrelenting pattern for the year. Rising oil prices and the fear of inflation from high raw material and commodity prices feeding through to goods, dominated the second quarter news. There was little hint in June of the panics and credit crises that would hit in the third quarter. Piling on to the Fed's effort to stabilize the markets, Congress and the Administration worked to put together programs to stimulate the economy in the second quarter.

     U.S. corporate profits fell for the sixth quarter in a row during the last few months of 2008, which is the longest declining streak in at least 20 years. The statistics that matter the most to individuals, the jobs figures, were the worst in decades. The U.S. finished the year with a loss of about 2.5 million jobs, the worst since 1945.

     By the end of the year it was clear that the credit crisis that had come first in the United States was global with differences in the underlying economies regulation and capital market structures but with the common theme that creditors froze and stopped providing funding even to banks. In fact, the U.S. stock market was not the worst performer, compared with declines all over the world that were similar and also worse. For the year Germany's Dax Index declined 40%, Japan's Nikkei Average declined 42%, France's CAC Index lost 43%, the composite Morgan Stanley Capital International Europe, Australia and the Far East Index fell 45%, the Hong Kong Hang Seng Index lost 48%, China's Shanghai Composite lost 65%, and Russia's RTS Index lost 72%.

     This was such a miserable year, with the Dow's decline of 31.9%, its worst showing since 1931, and the S&P 500's decline of 37.0%, its poorest performance since 1937, that all ten industry sectors in the S&P 500 posted declines, which might be a first. The three best performing sectors were consumer staples, down 15%, healthcare, down 23%, and utilities, with a decline of 29%. Stocks of healthcare companies made up 11% of the fund at year end, and had been more as we sold off most of our position in what was one of our top ten positions in the third quarter, Barr Pharmaceuticals, when it jumped in value on a takeover offer from Teva (0.4% of net assets as of December 31, 2008). Stocks that did well for us, although the meaning of "well" is very relative this year, were in the healthcare and consumer staples sectors. Our two best performing stocks were healthcare companies that had buyout offers. Our best performing stock was Barr Pharmaceuticals, which was taken over by Teva Pharmaceuticals in the third quarter, followed by Genentech (2.6%), for which Roche Holdings made a tender offer for the rest of the company they did not own. This offer is still pending as of year end and we expect it will take place. Johnson & Johnson (2.5%) was also a relative outperformer, with a decline of 10%. Kraft Foods (1.4%) rose 14%. Although the energy sector declined 34%, one of our energy holdings, Exxon Mobil (3.3%), was a relative outperformer, with a decline of 14% for the year.

     The three worst performing sectors were financials, materials and technology. Stocks which we held for the full year in the Fund that declined the most were in financial and energy stocks and included Citigroup (2.1%), Bank of America (0.5%), Weatherford (0.8%), and American Express (0.8%).

                                        Sincerely yours,


                                        /s/ Bruce N. Alpert
                                        Bruce N. Alpert
                                        President
February 20, 2009

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
    THE GABELLI BLUE CHIP VALUE FUND CLASS AAA SHARES AND THE S&P 500 INDEX

                              (PREFORMANCE GRAPH)

             Gabelli Blue Chip Fund
                Class AAA Shares      S&P 500 Index
             ----------------------   -------------
 8/26/1999           10,000               10,000
12/31/1999           11,778               10,834
12/31/2000           13,083                9,848
12/31/2001           11,543                8,678
12/31/2002            7,890                6,761
12/31/2003           11,361                8,700
12/31/2004           12,767                9,645
12/31/2005           13,621               10,119
12/31/2006           16,004               11,716
12/31/2007           16,019               12,359
12/31/2008           10,619                7,787

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

COMPARATIVE RESULTS

              AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2008 (a)

                                                                                             Since
                                                                                           Inception
                                           Quarter      1 Year       3 Year      5 Year    (8/26/99)
                                         ----------   ----------   ---------   ---------   ---------
GABELLI BLUE CHIP VALUE FUND CLASS AAA   (22.08)%     (33.71)%     (7.96)%     (1.34)%       0.64%
S&P 500 Index ........................   (21.95)      (36.99)      (8.36)      (2.19)       (2.64)
Lipper Large Cap Value Average .......   (21.72)      (37.36)      (8.83)      (1.91)       (0.31)
Class A ..............................   (22.04)      (33.66)      (7.94)      (1.27)        0.68
                                         (26.52)(b)   (37.47)(b)   (9.74)(b)   (2.44)(b)     0.04(b)
Class B ..............................   (22.21)      (34.17)      (8.62)      (2.02)        0.27
                                         (26.10)(c)   (37.46)(c)   (9.54)(c)   (2.42)(c)     0.27
Class C ..............................   (22.16)      (34.20)      (8.65)      (2.04)        0.26
                                         (22.94)(d)   (34.85)(d)   (8.65)      (2.04)        0.26
Class I ..............................   (21.98)      (33.49)      (7.73)      (1.09)        0.78


IN THE CURRENT PROSPECTUS THE EXPENSE RATIOS FOR CLASS AAA, A, B, C, AND I SHARES ARE 1.78%, 1.78%, 2.53%, 2.53%, AND 1.53%, RESPECTIVELY. CLASS AAA AND CLASS I SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A, B, AND C SHARES IS 5.75%, 5.00%, AND 1.00%, RESPECTIVELY.

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. THE STANDARD & POOR'S ("S&P") 500 INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE, WHILE THE LIPPER LARGE CAP VALUE FUND AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

     THE CLASS AAA SHARES NET ASSET VALUES ("NAVS") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES ON DECEMBER 31, 2003, AND THE CLASS I SHARES ON JUNE 30, 2004.THE ACTUAL PERFORMANCE OF THE CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE ACTUAL PERFORMANCE FOR THE CLASS I SHARES WOULD HAVE BEEN HIGHER DUE TO THE LOWER EXPENSES RELATED TO THIS CLASS OF SHARES.

(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.

(c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS B SHARES UPON REDEMPTION AT THE END OF THE QUARTER, ONE YEAR, THREE YEAR, AND FIVE YEAR PERIODS OF 5%, 5%, 3%, AND 2%, RESPECTIVELY, OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.

(d) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.

THE GABELLI BLUE CHIP VALUE FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)

For the Six Month Period from July 1, 2008 through December 31, 2008

EXPENSE TABLE

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Annualized Expense Ratio represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2008.

                           Beginning         Ending      Annualized     Expenses
                         Account Value   Account Value     Expense    Paid During
                            07/01/08        12/31/08        Ratio       Period*
                         -------------   -------------   ----------   -----------
THE GABELLI BLUE CHIP VALUE FUND
ACTUAL FUND RETURN
Class AAA                  $1,000.00       $  709.90        2.07%        $ 8.90
Class A                    $1,000.00       $  710.40        2.07%        $ 8.90
Class B                    $1,000.00       $  707.60        2.82%        $12.10
Class C                    $1,000.00       $  707.90        2.81%        $12.06
Class I                    $1,000.00       $  711.00        1.80%        $ 7.74
HYPOTHETICAL 5% RETURN
Class AAA                  $1,000.00       $1,014.73        2.07%        $10.48
Class A                    $1,000.00       $1,014.73        2.07%        $10.48
Class B                    $1,000.00       $1,010.96        2.82%        $14.25
Class C                    $1,000.00       $1,011.01        2.81%        $14.20
Class I                    $1,000.00       $1,016.09        1.80%        $ 9.12

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of December 31, 2008:

GABELLI BLUE CHIP VALUE FUND

Energy ......................................................    11.7%
Health Care .................................................    11.4%
Financial Services ..........................................    10.5%
Energy Services .............................................     9.2%
U.S. Government Obligations .................................     6.9%
Telecommunications ..........................................     6.2%
Electronics .................................................     5.7%
Computer Hardware ...........................................     5.0%
Computer Software and Services ..............................     4.9%
Specialty Chemicals .........................................     4.5%
Banking .....................................................     3.6%
Diversified Industrial ......................................     3.1%
Aerospace ...................................................     3.1%
Entertainment ...............................................     2.2%
Business Services ...........................................     2.2%
Retail ......................................................     1.9%
Cable .......................................................     1.5%
Food and Beverage ...........................................     1.4%
Paper and Forest Products ...................................     1.4%
Publishing ..................................................     1.4%
Metals and Mining ...........................................     1.3%
Insurance ...................................................     0.7%
Consumer Products ...........................................     0.6%
Other Assets and Liabilities (Net) ..........................    (0.4)%
                                                                -----
                                                                100.0%
                                                                =====

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED SEPTEMBER 30, 2008. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

                   2008 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the year ended December 31, 2008, the Fund paid to shareholders ordinary income distributions (comprised of net investment income) totaling $0.016, $0.026 and $0.049 per share for Class AAA, Class A and Class I, respectively and long-term capital gains totaling $6,661. The distributions of long-term capital gains have been designated as a capital gain dividend by the Fund's Board of Trustees. For the year ended December 31, 2008, 100% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 84.92% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 3.42% of the ordinary income distribution as qualified interest income pursuant to the American Jobs Creation Act of 2004.

U.S. GOVERNMENT INCOME:

The percentage of the ordinary income distribution paid by the Fund during 2008 which was derived from U.S. Treasury securities was 14.62%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Government securities. The Gabelli Blue Chip Value Fund did not meet this strict requirement in 2008. The percentage of net assets of U.S. Government securities held as of December 31, 2008 was 6.94%. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

-----------------
All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

THE GABELLI BLUE CHIP VALUE FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2008

                                                                                   MARKET
   SHARES                                                            COST           VALUE
-----------                                                      ------------   ------------
              COMMON STOCKS -- 93.5%
              AEROSPACE -- 3.1%
      7,000   Boeing Co. .....................................   $    547,440   $    298,690
      5,000   General Dynamics Corp. .........................        264,576        287,950
                                                                 ------------   ------------
                                                                      812,016        586,640
                                                                 ------------   ------------
              BANKING -- 3.6%
      7,000   Bank of America Corp. ..........................        199,228         98,560
     60,000   Citigroup Inc. .................................        898,776        402,600
      6,000   JPMorgan Chase & Co. ...........................        145,504        189,180
                                                                 ------------   ------------
                                                                    1,243,508        690,340
                                                                 ------------   ------------
              BUSINESS SERVICES -- 2.2%
      9,000   Alliance Data Systems Corp.+ ...................        412,590        418,770
                                                                 ------------   ------------
              CABLE -- 1.5%
     17,000   Cablevision Systems Corp., Cl. A ...............        291,720        286,280
                                                                 ------------   ------------
              COMPUTER HARDWARE -- 5.0%
      4,000   Apple Inc.+ ....................................        361,990        341,400
     17,000   Cisco Systems Inc.+ ............................        327,996        277,100
      4,000   International Business Machines Corp. ..........        428,268        336,640
                                                                 ------------   ------------
                                                                    1,118,254        955,140
                                                                 ------------   ------------
              COMPUTER SOFTWARE AND SERVICES -- 4.9%
     15,000   Adobe Systems Inc.+ ............................        311,035        319,350
     44,000   EMC Corp.+ .....................................        792,644        460,680
      9,000   Fidelity National Information Services Inc. ....        190,050        146,430
                                                                 ------------   ------------
                                                                    1,293,729        926,460
                                                                 ------------   ------------
              CONSUMER PRODUCTS -- 0.6%
      2,000   Energizer Holdings Inc.+ .......................        153,686        108,280
                                                                 ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 3.1%
     18,000   General Electric Co. ...........................        550,994        291,600
      9,000   Honeywell International Inc. ...................        242,622        295,470
                                                                 ------------   ------------
                                                                      793,616        587,070
                                                                 ------------   ------------
              ELECTRONICS -- 5.7%
     26,000   Applied Materials Inc. .........................        418,245        263,380
     30,000   Intel Corp. ....................................        661,065        439,800
     24,000   Texas Instruments Inc. .........................        490,791        372,480
                                                                 ------------   ------------
                                                                    1,570,101      1,075,660
                                                                 ------------   ------------
              ENERGY -- 11.7%
      5,000   Chevron Corp. ..................................        302,125        369,850
     10,050   ConocoPhillips .................................        404,570        520,590
      4,000   Devon Energy Corp. .............................        389,722        262,840
     15,000   El Paso Corp. ..................................        304,407        117,450

                                                                                   MARKET
   SHARES                                                            COST           VALUE
-----------                                                      ------------   ------------
      8,000   Exxon Mobil Corp. ..............................   $    425,198   $    638,640
      4,000   Suncor Energy Inc. .............................        184,628         78,000
     30,000   The AES Corp.+ .................................        485,330        247,200
                                                                 ------------   ------------
                                                                    2,495,980      2,234,570
                                                                 ------------   ------------
              ENERGY SERVICES -- 9.2%
     23,000   ABB Ltd., ADR ..................................        238,735        345,230
      5,000   Diamond Offshore Drilling Inc. .................        431,846        294,700
     28,000   Halliburton Co. ................................        795,557        509,040
     10,000   Nabors Industries Ltd.+ ........................        282,597        119,700
     10,000   National Oilwell Varco Inc.+ ...................        452,515        244,400
      4,000   Noble Corp. ....................................        128,659         88,360
     14,000   Weatherford International Ltd.+ ................        481,494        151,480
                                                                 ------------   ------------
                                                                    2,811,403      1,752,910
                                                                 ------------   ------------
              ENTERTAINMENT -- 2.2%
     42,000   Time Warner Inc. ...............................        665,227        422,520
                                                                 ------------   ------------
              FINANCIAL SERVICES -- 10.5%
     14,000   American Express Co. ...........................        547,796        259,700
      2,000   CME Group Inc. .................................        515,782        416,220
     18,000   Discover Financial Services ....................        231,848        171,540
      8,000   Merrill Lynch & Co., Inc. ......................        157,837         93,120
     12,000   State Street Corp. .............................        471,181        471,960
      8,000   The Bank of New York Mellon Corp. ..............        276,032        226,640
     12,000   Wells Fargo & Co. ..............................        380,003        353,760
                                                                 ------------   ------------
                                                                    2,580,479      1,992,940
                                                                 ------------   ------------
              FOOD AND BEVERAGE -- 1.4%
     10,000   Kraft Foods Inc., Cl. A ........................        320,971        268,500
                                                                 ------------   ------------
              HEALTH CARE -- 11.4%
      6,000   Genentech Inc.+ ................................        481,331        497,460
      3,000   Genzyme Corp.+ .................................        197,103        199,110
      8,000   Johnson & Johnson ..............................        508,799        478,640
     15,000   Schering-Plough Corp. ..........................        340,145        255,450
      1,881   Teva Pharmaceutical Industries Ltd., ADR .......         79,209         80,074
     17,600   Wyeth ..........................................        783,742        660,176
                                                                 ------------   ------------
                                                                    2,390,329      2,170,910
                                                                 ------------   ------------
              INSURANCE -- 0.7%
     81,900   American International Group Inc. ..............        550,346        128,583
                                                                 ------------   ------------
              METALS AND MINING -- 1.3%
      6,000   Newmont Mining Corp. ...........................        161,569        244,200
                                                                 ------------   ------------

                 See accompanying notes to financial statements.

THE GABELLI BLUE CHIP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2008

                                                                                  MARKET
  SHARES                                                            COST          VALUE
----------                                                       -----------   -----------
             COMMON STOCKS (CONTINUED)
             PAPER AND FOREST PRODUCTS -- 1.4%
    22,000   International Paper Co. .........................   $   688,404   $   259,600
                                                                 -----------   -----------
             PUBLISHING -- 1.4%
    27,000   News Corp., Cl. B ...............................       495,627       258,660
                                                                 -----------   -----------
             RETAIL -- 1.9%
     9,000   Tiffany & Co. ...................................       230,782       212,670
     5,000   Yum! Brands Inc. ................................       177,810       157,500
                                                                 -----------   -----------
                                                                     408,592       370,170
                                                                 -----------   -----------
             SPECIALTY CHEMICALS -- 4.5%
    20,000   E.I. du Pont de Nemours & Co. ...................       752,483       506,000
     5,000   Monsanto Co. ....................................       376,779       351,750
                                                                 -----------   -----------
                                                                   1,129,262       857,750
                                                                 -----------   -----------
             TELECOMMUNICATIONS -- 6.2%
    20,000   AT&T Inc. .......................................       665,082       570,000
    18,200   Verizon Communications Inc. .....................       567,543       616,980
                                                                 -----------   -----------
                                                                   1,232,625     1,186,980
                                                                 -----------   -----------
             TOTAL COMMON STOCKS .............................    23,620,034    17,782,933
                                                                 -----------   -----------

PRINCIPAL
  AMOUNT
----------
             U.S. GOVERNMENT OBLIGATIONS -- 6.9%
             U.S. TREASURY CASH MANAGEMENT BILLS -- 5.5%
$1,052,000   U.S. Treasury Cash Management Bills,
                0.050% to 0.135%++,
                04/29/09 to 06/24/09 .........................     1,051,408     1,051,330
                                                                 -----------   -----------
             U.S. TREASURY BILLS -- 1.4%
   269,000   U.S. Treasury Bills,
                0.020% to 0.198%++,
                03/19/09 to 06/25/09 .........................       268,898       268,757
                                                                 -----------   -----------
             TOTAL U.S. GOVERNMENT OBLIGATIONS ...............     1,320,306     1,320,087
                                                                 -----------   -----------
             TOTAL INVESTMENTS -- 100.4% .....................   $24,940,340    19,103,020
                                                                 ===========
             OTHER ASSETS AND LIABILITIES (NET) -- (0.4)% ....                     (72,778)
                                                                               -----------
             NET ASSETS -- 100.0% ............................                 $19,030,242
                                                                               ===========

----------
+    Non-income producing security.

++   Represents annualized yield at date of purchase.

ADR  American Depositary Receipt

                 See accompanying notes to financial statements.

                        THE GABELLI BLUE CHIP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2008


ASSETS:
   Investments, at value (cost $24,940,340) ............   $19,103,020
   Cash ................................................           941
   Receivable for Fund shares sold .....................        43,889
   Dividends receivable ................................           661
   Prepaid expense .....................................        26,755
                                                           -----------
   TOTAL ASSETS ........................................    19,175,266
                                                           -----------
LIABILITIES:
   Payable for Fund shares redeemed ....................        53,589
   Payable for investment advisory fees ................        14,211
   Payable for distribution fees .......................         3,793
   Payable for legal and audit fees ....................        36,507
   Payable for shareholder communications expenses .....        24,684
   Payable for shareholder services fees ...............         7,653
   Other accrued expenses ..............................         4,587
                                                           -----------
   TOTAL LIABILITIES ...................................       145,024
                                                           -----------
   NET ASSETS applicable to 2,024,712 shares
      outstanding ......................................   $19,030,242
                                                           ===========
NET ASSETS CONSIST OF:
   Paid-in capital, each class at $0.001 par value .....   $26,643,975
   Accumulated net investment income ...................        69,934
   Accumulated net realized loss on investments ........    (1,846,347)
   Net unrealized depreciation on investments ..........    (5,837,320)
                                                           -----------
   NET ASSETS ..........................................   $19,030,242
                                                           ===========
SHARES OF BENEFICIAL INTEREST:
   CLASS AAA:
   Net Asset Value, offering, and redemption price
      per share ($18,135,720 /1,929,270 shares
      outstanding; unlimited number of shares
      authorized) ......................................   $      9.40
                                                           ===========
   CLASS A:
   Net Asset Value and redemption price per
      share ($110,733 / 11,773.5 shares outstanding;
      unlimited number of shares authorized) ...........   $      9.41
                                                           ===========
   Maximum offering price per share
      (NAV / .9425, based on maximum sales
      charge of 5.75% of the offering price) ...........   $      9.98
                                                           ===========
   CLASS B:
   Net Asset Value and offering price
      per share ($54,053 / 5,902 shares outstanding;
      unlimited number of shares authorized) ...........   $      9.16(a)
                                                           ===========
   CLASS C:
   Net Asset Value and offering price per share
      ($64,572 / 7,059 shares outstanding;
      unlimited number of shares authorized) ...........   $      9.15(a)
                                                           ===========
   CLASS I:
   Net Asset Value, offering, and redemption price
      per share ($665,164 / 70,707 shares outstanding;
      unlimited number of shares authorized) ...........   $      9.41
                                                           ===========

----------
(a)  Redemption price varies based on the length of time held.


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2008

INVESTMENT INCOME:
   Dividends (net of foreign taxes of $89) .......   $    536,529
   Interest ......................................         53,000
                                                     ------------
   TOTAL INVESTMENT INCOME .......................        589,529
                                                     ------------
EXPENSES:
   Investment advisory fees ......................        263,558
   Distribution fees - Class AAA .................         63,479
   Distribution fees - Class A ...................            264
   Distribution fees - Class B ...................             83
   Distribution fees - Class C ...................            567
   Shareholder communications expenses ...........         52,445
   Shareholder services fees .....................         37,802
   Registration expenses .........................         31,626
   Legal and audit fees ..........................         29,734
   Trustees' fees ................................         24,602
   Custodian fees ................................         12,912
   Interest expense ..............................            525
   Miscellaneous expenses ........................         12,383
                                                     ------------
   TOTAL EXPENSES ................................        529,980
                                                     ------------
LESS:
      Expense reimbursement (See Note 3) .........         (3,813)
      Custodian fee credits ......................            (22)
                                                     ------------
   NET EXPENSES ..................................        526,145
                                                     ------------
   NET INVESTMENT INCOME .........................         63,384
                                                     ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
   Net realized loss on investments ..............     (1,669,994)
   Net change in unrealized appreciation/
      (depreciation) on investments ..............     (8,430,696)
                                                     ------------
   NET REALIZED AND UNREALIZED LOSS ON
     INVESTMENTS .................................    (10,100,690)
                                                     ------------
   NET DECREASE IN NET ASSETS RESULTING FROM
      OPERATIONS .................................   $(10,037,306)
                                                     ============


                 See accompanying notes to financial statements.

                        THE GABELLI BLUE CHIP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                    YEAR ENDED         YEAR ENDED
                                                                                DECEMBER 31, 2008   DECEMBER 31, 2007
                                                                                -----------------   -----------------
OPERATIONS:
   Net investment income ....................................................      $     63,384        $   119,905
   Net realized gain/(loss) on investments ..................................        (1,669,994)         4,049,918
   Net change in unrealized appreciation/(depreciation) on investments ......        (8,430,696)        (3,916,735)
                                                                                   ------------        -----------
   NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........       (10,037,306)           253,088
                                                                                   ------------        -----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
      Class AAA .............................................................           (30,929)           (84,811)
      Class A ...............................................................              (309)              (306)
      Class I ...............................................................            (3,429)                (8)
                                                                                   ------------        -----------
                                                                                        (34,667)           (85,125)
                                                                                   ------------        -----------
   Net realized gain
      Class AAA .............................................................            (6,380)        (1,167,775)
      Class A ...............................................................               (39)            (3,738)
      Class B ...............................................................                (2)              (355)
      Class C ...............................................................               (23)            (2,336)
      Class I ...............................................................              (232)               (50)
                                                                                   ------------        -----------
                                                                                         (6,676)        (1,174,254)
                                                                                   ------------        -----------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................           (41,343)        (1,259,379)
                                                                                   ------------        -----------
SHARES OF BENEFICIAL INTEREST TRANSACTIONS:
      Class AAA .............................................................        (4,188,826)        (3,748,835)
      Class A ...............................................................            45,912             19,342
      Class B ...............................................................            47,144                355
      Class C ...............................................................            24,751             64,407
      Class I ...............................................................           992,214                 57
                                                                                   ------------        -----------
   NET DECREASE IN NET ASSETS FROM SHARES OF BENEFICIAL INTEREST
      TRANSACTIONS ..........................................................        (3,078,805)        (3,664,674)
                                                                                   ------------        -----------
   REDEMPTION FEES ..........................................................               331                103
                                                                                   ------------        -----------
   NET DECREASE IN NET ASSETS ...............................................       (13,157,123)        (4,670,862)
NET ASSETS:
   Beginning of period ......................................................        32,187,365         36,858,227
                                                                                   ------------        -----------
   End of period (including undistributed net investment
      income of $69,934 and $46,238, respectively) ..........................      $ 19,030,242        $32,187,365
                                                                                   ============        ===========

                 See accompanying notes to financial statements.

THE GABELLI BLUE CHIP VALUE FUND
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period:


                           INCOME FROM INVESTMENT OPERATIONS                  DISTRIBUTIONS
                         -------------------------------------   ----------------------------------------
                                          Net
                Net                    Realized                                                                           Net
               Asset                      and                                     Net                                    Asset
 Period       Value,        Net       Unrealized      Total                     Realized                                 Value
 Ended       Beginning   Investment   Gain/(Loss)      from          Net          Gain                                    End
December         of        Income         on        Investment   Investment        on           Total       Redemption     of
   31          Period     (Loss)(a)   Investments   Operations     Income     Investments   Distributions     Fees(a)    Period
----------   ---------   ----------   -----------   ----------   ----------   -----------   -------------   ----------   ------
Class AAA
   2008       $ 14.21     $  0.03       $ (4.82)     $ (4.79)     $ (0.02)    $ (0.00)(c)    $ (0.02)        $0.00(c)    $ 9.40
   2007         14.77        0.05         (0.03)        0.02        (0.04)      (0.54)         (0.58)         0.00(c)     14.21
   2006         12.60        0.03          2.18         2.21        (0.04)         --          (0.04)         0.00(c)     14.77
   2005         11.81       (0.01)         0.80         0.79           --          --             --          0.00(c)     12.60
   2004         10.54        0.03          1.27         1.30        (0.03)         --          (0.03)         0.00(c)     11.81
Class A
   2008       $ 14.23     $  0.03       $ (4.82)     $ (4.79)     $ (0.03)    $ (0.00)(c)    $ (0.03)        $0.00(c)    $ 9.41
   2007         14.80        0.05         (0.04)        0.01        (0.04)      (0.54)         (0.58)         0.00(c)     14.23
   2006         12.63        0.04          2.17         2.21        (0.04)         --          (0.04)         0.00(c)     14.80
   2005         11.82       (0.01)         0.82         0.81           --          --             --          0.00(c)     12.63
   2004         10.54        0.04          1.28         1.32        (0.04)         --          (0.04)         0.00(c)     11.82
Class B
   2008       $ 13.92     $ (0.06)      $ (4.70)     $ (4.76)          --     $ (0.00)(c)    $ (0.00)(c)     $0.00(c)    $ 9.16
   2007         14.55       (0.06)        (0.03)       (0.09)          --       (0.54)         (0.54)         0.00(c)     13.92
   2006         12.47       (0.07)         2.15         2.08           --          --             --          0.00(c)     14.55
   2005         11.76       (0.09)         0.80         0.71           --          --             --          0.00(c)     12.47
   2004         10.54       (0.04)         1.26         1.22           --          --             --          0.00(c)     11.76
Class C
   2008       $ 13.91     $ (0.06)      $ (4.70)     $ (4.76)          --     $ (0.00)(c)    $ (0.00)(c)     $0.00(c)    $ 9.15
   2007         14.54       (0.05)        (0.04)       (0.09)          --       (0.54)         (0.54)         0.00(c)     13.91
   2006         12.47       (0.06)         2.13         2.07           --          --             --          0.00(c)     14.54
   2005         11.76       (0.09)         0.80         0.71           --          --             --          0.00(c)     12.47
   2004         10.54       (0.08)         1.30         1.22           --          --             --          0.00(c)     11.76
Class I
   2008       $ 14.23     $  0.06       $ (4.83)     $ (4.77)     $ (0.05)    $ (0.00)(c)    $ (0.05)        $0.00(c)    $ 9.41
   2007         14.80        0.09         (0.04)        0.05        (0.08)      (0.54)         (0.62)         0.00(c)     14.23
   2006         12.63        0.06          2.18         2.24        (0.07)         --          (0.07)         0.00(c)     14.80
   2005         11.79        0.03          0.81         0.84           --          --             --          0.00(c)     12.63
   2004(d)      11.01        0.05          0.80         0.85        (0.07)         --          (0.07)         0.00(c)     11.79

                                          RATIOS TO AVERAGE NET ASSETS/
                                                SUPPLEMENTAL DATA
                                 ------------------------------------------------
                          Net
                        Assets
                         End                  Operating    Operating
 Period                  of         Net        Expenses     Expenses
 Ended                  Period   Investment     Before       Net of     Portfolio
December      Total      (in       Income     Reimburse-   Reimburse-    Turnover
   31        Return+    000's)     (Loss)        ment        ment(b)      Rate++
----------   -------   -------   ----------   ----------   ----------   ---------
Class AAA
   2008       (33.7)%  $18,136      0.23%        2.02%        2.00%        90%
   2007         0.1     32,011      0.33         1.78         1.78         41
   2006        17.5     36,754      0.23         1.82         1.82         44
   2005         6.7     36,663     (0.08)        1.89         1.89         37
   2004        12.4     38,448      0.25         1.89         1.89         26
Class A
   2008       (33.7)%  $   111      0.24%        2.02%        2.00%        90%
   2007         0.1        103      0.32         1.78         1.78         41
   2006        17.5         88      0.27         1.82         1.82         44
   2005         6.9         42     (0.07)        1.89         1.89         37
   2004        12.5          1      0.38         1.89         1.89         26
Class B
   2008       (34.2)%  $    54     (0.51)%       2.77%        2.75%        90%
   2007        (0.7)         9     (0.42)        2.53         2.53         41
   2006        16.7         10      0.53         2.57         2.57         44
   2005         6.0          1     (0.71)        2.64         2.64         37
   2004        11.6          1     (0.38)        2.64         2.64         26
Class C
   2008       (34.2)%  $    64     (0.50)%       2.77%        2.75%        90%
   2007        (0.7)        63     (0.37)        2.53         2.53         41
   2006        16.6          5     (0.48)        2.57         2.57         44
   2005         6.0          6     (0.72)        2.64         2.64         37
   2004        11.6          1     (0.71)        2.64         2.64         26
Class I
   2008       (33.5)%  $   665      0.52%        1.77%        1.75%        90%
   2007         0.3          1      0.59         1.53         1.53         41
   2006        17.7          1      0.46         1.57         1.57         44
   2005         7.1          1      0.28         1.64         1.64         37
   2004(d)      7.7          1      0.81(e)      1.59(e)      1.59(e)      26

----------
+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

++ Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the years ended December 31, 2007, 2006, 2005, and 2004 would have been as shown.

(a)  Per share data is calculated using the average shares outstanding method.

(b) The Fund incurred interest expense during the years ended December 31, 2007, 2006 and 2004. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.77%, 1.81%, and 1.87% (Class AAA and Class A), 2.52%, 2.56%, and 2.62% (Class B and Class C), and 1.52%, 1.56%, and 1.62% (Class I). For the years ended December 31, 2008 and 2005, the effect of interest expense was minimal.

(c)  Amount represents less than $0.005 per share.

(d)  From the commencement of offering Class I Shares on June 30, 2004.

(e)  Annualized.

                 See accompanying notes to financial statements.

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION. The Gabelli Blue Chip Value Fund (the "Fund") was organized on May 13, 1999 as a Delaware statutory trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund commenced operations on August 26, 1999. The Fund's primary objective is long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt ("ADR") securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities;

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

     - Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund's investments, by inputs used to value the Fund's investments as of December 31, 2008 is, as follows:

                                                INVESTMENTS IN
                                                  SECURITIES
                                                (MARKET VALUE)
VALUATION INPUTS                                    ASSETS
----------------                                --------------
Level 1 - Quoted Prices                           $17,782,933
Level 2 - Other Significant Observable Inputs       1,320,087
                                                  -----------
TOTAL                                             $19,103,020
                                                  ===========

There were no Level 3 investments held at December 31, 2007 or 2008.

In March 2008, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standard No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's financial statement disclosures.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. It is the policy of the Fund to always receive and maintain securities as collateral whose market value, including accrued interest, are at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At December 31, 2008, there were no open repurchase agreements.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits." When cash balances are overdrawn, the Fund is charged an overdraft fee of 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund. For the year ended December 31, 2008, reclassifications were made to decrease accumulated net investment income by $5,021 and decrease accumulated net realized loss on investments by $5,021.

The tax character of distributions paid during the years ended December 31, 2008 and December 31, 2007 was as follows:

                                      YEAR ENDED     YEAR ENDED
                                     DECEMBER 31,   DECEMBER 31,
                                         2008           2007
                                     ------------   ------------
DISTRIBUTIONS PAID FROM:
Ordinary income
   (inclusive of short-term
    capital gains) ...............     $34,682       $   85,125
Net long-term capital gains ......       6,661        1,174,254
                                       -------       ----------
Total distributions paid .........     $41,343       $1,259,379
                                       =======       ==========

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2008, the difference between book basis and tax basis unrealized depreciation was primarily due to deferral of losses from wash sales for tax purposes and basis adjustments from investments in partnerships.

As of December 31, 2008, the components of accumulated earning/losses on a tax basis were as follows:

Accumulated capital loss carryforwards ..........   $(1,266,550)
Undistributed ordinary income ...................        33,371
Net unrealized depreciation on investments ......    (6,380,554)
                                                    -----------
Total ...........................................   $(7,613,733)
                                                    ===========

At December 31, 2008, the Fund had net capital loss carryforwards for federal income tax purposes of $1,266,550, which are available to reduce future required distributions of net capital gains to shareholders through 2016.

The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation at December 31, 2008:

                                        GROSS          GROSS
                                     UNREALIZED     UNREALIZED    NET UNREALIZED
                         COST       APPRECIATION   DEPRECIATION    DEPRECIATION
                      -----------   ------------   ------------   --------------
Investments .......   $25,483,574     $826,485     $(7,207,039)    $(6,380,554)

FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48") provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold are recorded as a tax benefit or expense in the current year. In accordance with FIN 48, management has analyzed the Fund's tax positions taken on the federal and state income tax returns for all open tax years (the current and prior three tax years) and has concluded that no provision for income tax is required in the Fund's financial statements. Management's determination regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, an on-going analysis of tax laws, regulations, and interpretations thereof.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (exclusive of brokerage fees, interest, taxes, and extraordinary expenses) at 2.00%, 2.00%, 2.75%, 2.75%, and 1.75%, respectively, of Class AAA, Class A, Class B, Class C, and Class I Shares' average daily net assets. The Fund is obliged to repay the Adviser for a period of two years following the year in which the Adviser reimbursed the Fund only to the extent that the operating expenses of the Fund fell below those percentages of average daily net assets for those respective share classes. For the year ended December 31, 2008, the Adviser reimbursed the Fund, expenses in the amount of $3,813. There was no expense reimbursement by the Adviser in the year ended December 31, 2007.

The Fund pays each Trustee who is not considered to be an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Trustee each receives a $1,000 annual fee. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities during 2008, other than short-term securities and U.S. Government obligations, aggregated $21,827,348 and $20,311,754, respectively.

Purchases and proceeds from the sales of U.S. Government obligations during 2008, other than short-term obligations, aggregated $1,354,972 and $1,345,407, respectively.

6. TRANSACTIONS WITH AFFILIATES. During 2008, the Fund paid brokerage commissions on security trades of $40,443 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it retained $74 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. A reimbursement was not sought by the Adviser during 2008.

7. LINE OF CREDIT. The Fund participates in an unsecured line of credit of up to $75,000,000 from which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the federal funds rate on outstanding balances. This amount, if any, would be included in "interest expense" in the Statement of Operations. During 2008, there were no borrowings under the line of credit.

8. SHARES OF BENEFICIAL INTEREST. The Fund offers five classes of shares - Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares and Class I Shares are offered to investors without a front-end sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable CDSC is equal to a declining percentage of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Company.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the years ended December 31, 2008 and December 31, 2007 amounted to $331 and $103, respectively.

The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

Transactions in shares of beneficial interest were as follows:

                                                       YEAR ENDED              YEAR ENDED
                                                   DECEMBER 31, 2008        DECEMBER 31, 2007
                                                ----------------------   ----------------------
                                                 SHARES       AMOUNT      SHARES       AMOUNT
                                                --------   -----------   --------   -----------
                                                     CLASS AAA                CLASS AAA
                                                ----------------------   ----------------------
Shares sold .................................    340,547   $ 4,042,321    180,955   $ 2,770,597
Shares issued upon reinvestment of
   distributions ............................      3,651        33,076     85,744     1,223,563
Shares redeemed .............................   (667,545)   (8,264,223)  (501,647)   (7,742,995)
                                                --------   -----------   --------   -----------
   Net decrease .............................   (323,347)  $(4,188,826)  (234,948)  $(3,748,835)
                                                ========   ===========   ========   ===========
                                                      CLASS A                  CLASS A
                                                ----------------------   ----------------------
Shares sold .................................      6,925   $    75,725      2,895   $    46,005
Shares issued upon reinvestment of
   distributions ............................         29           265        263         3,759
Shares redeemed .............................     (2,404)      (30,078)    (1,893)      (30,422)
                                                --------   -----------   --------   -----------
   Net increase .............................      4,550   $    45,912      1,265   $    19,342
                                                ========   ===========   ========   ===========
                                                      CLASS B                  CLASS B
                                                ----------------------   ----------------------
Shares sold .................................      5,215   $    47,141         --            --
Shares issued upon reinvestment of
   distributions ............................         --             3         25   $       355
                                                --------   -----------   --------   -----------
   Net increase .............................      5,215   $    47,144         25   $       355
                                                ========   ===========   ========   ===========
                                                      CLASS C                  CLASS C
                                                ----------------------   ----------------------
Shares sold .................................      3,196   $    30,264      4,076   $    63,500
Shares issued upon reinvestment of
   distributions ............................          3            23        167         2,336
Shares redeemed .............................       (656)       (5,536)      (100)       (1,429)
                                                --------   -----------   --------   -----------
   Net increase .............................      2,543   $    24,751      4,143   $    64,407
                                                ========   ===========   ========   ===========
                                                      CLASS I                   CLASS I
                                                ----------------------   ----------------------
Shares sold .................................     78,099   $ 1,080,092         --            --
Shares issued upon reinvestment of
   distributions ............................        404         3,661          4   $        57
Shares redeemed .............................     (7,892)      (91,539)        --            --
                                                --------   -----------   --------   -----------
   Net increase .............................     70,611   $   992,214          4   $        57
                                                ========   ===========   ========   ===========

THE GABELLI BLUE CHIP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. OTHER MATTERS. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC's inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the "Global Growth Fund") by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act, and Rule 17d-1 thereunder and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC's findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan to be developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC and to cease and desist from future violations of the above referenced federal securities laws. The settlement is not expected to impact the Fund and will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex including the Fund. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

In a separate matter, on January 12, 2009, the SEC issued an administrative action approving a final settlement of a previously disclosed matter with the Adviser involving compliance with Section 19(a) of the Investment Company Act of 1940 and Rule 19a-1 thereunder by two closed-end funds. These provisions require registered investment companies when making a distribution in the nature of a dividend from sources other than net investment income to contemporaneously provide written statements to shareholders, which adequately disclose the source or sources of such distribution. While the two funds sent annual statements and provided other materials containing this information, the shareholders did not receive the notices required by Rule 19a-1 with any of the distributions that were made for 2002 and 2003. The Adviser believes that the funds have been in compliance with Section 19(a) and Rule 19a-1 since the beginning of 2004. As part of the settlement, in which the Adviser neither admits nor denies the findings by the SEC, the Adviser agreed to pay a civil monetary penalty of $450,000 and to cease and desist from causing violations of Section 19(a) and Rule 19a-1. In connection with the settlement, the SEC noted the remedial actions previously undertaken by the Adviser.

THE GABELLI BLUE CHIP VALUE FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of The Gabelli Blue Chip Value Fund

We have audited the accompanying statement of assets and liabilities of The Gabelli Blue Chip Value Fund (the "Fund"), including the schedule of investments, as of December 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Gabelli Blue Chip Value Fund at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                             (Ernst & Young LLP)

Philadelphia, Pennsylvania
February 24, 2009

THE GABELLI BLUE CHIP VALUE FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about the Fund's Trustees and is available without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Blue Chip Value Fund at One Corporate Center, Rye, NY 10580-1422.

                              TERM OF
                             OFFICE AND     NUMBER OF
    NAME, POSITION(S)        LENGTH OF    FUNDS IN FUND
       ADDRESS(1)              TIME      COMPLEX OVERSEEN            PRINCIPAL OCCUPATION(S)           OTHER DIRECTORSHIPS
         AND AGE             SERVED(2)      BY TRUSTEE               DURING PAST FIVE YEARS             HELD BY TRUSTEE(4)
-------------------------   ----------   ----------------   ----------------------------------------   -------------------
INTERESTED TRUSTEES(3):

MARIO J. GABELLI            Since 1999          26          Chairman and Chief Executive Officer of    Director of Morgan
Trustee                                                     GAMCO Investors, Inc. and Chief            Group Holdings, Inc.
Age: 66                                                     Investment Officer - Value Portfolios      (holding company);
                                                            of Gabelli Funds, LLC and GAMCO Asset      Chairman of the
                                                            Management Inc.; Director/Trustee or       Board of LICT Corp.
                                                            Chief Investment Officer of other          (multimedia and
                                                            registered investment companies in the     communication
                                                            Gabelli/GAMCO Funds complex; Chairman      services company)
                                                            and Chief Executive Officer of GGCP,
                                                            Inc.
INDEPENDENT TRUSTEES(5):

ANTHONY J. COLAVITA         Since 1999          36          Partner in the law firm of Anthony J.      --
Trustee                                                     Colavita, P.C.
Age: 73

VINCENT D. ENRIGHT          Since 1999          16          Former Senior Vice President and Chief     Director of Echo
Trustee                                                     Financial Officer of KeySpan               Therapeutics, Inc.
Age: 65                                                     Corporation (public utility)               (therapeutics and
                                                                                                       diagnostics)

MARY E. HAUCK               Since 2000           3          Retired Senior Manager of the Gabelli      --
Trustee                                                     O'Connor Fixed Income Mutual Funds
Age: 66                                                     Management Company

WERNER J. ROEDER, MD        Since 1999          22          Medical Director of Lawrence Hospital      --
Trustee                                                     and practicing private physician
Age: 68

OFFICERS:

BRUCE N. ALPERT             Since 2003          --          Executive Vice President and Chief         --
President                                                   Operating Officer of Gabelli Funds, LLC
Age: 57                                                     since 1988 and an officer of all of the
                                                            registered investment companies in the
                                                            Gabelli/GAMCO Funds complex. Director
                                                            and President of Teton Advisors, Inc.
                                                            (formerly Gabelli Advisers, Inc.) since
                                                            1998

AGNES MULLADY               Since 2006          --          Vice President of Gabelli Funds, LLC       --
Treasurer and Secretary                                     since 2007; Officer of all of the
Age: 50                                                     registered investment companies in the
                                                            Gabelli/GAMCO Funds complex; Senior
                                                            Vice President of U.S. Trust Company,
                                                            N.A. and Treasurer and Chief Financial
                                                            Officer of Excelsior Funds from 2004
                                                            through 2005; Chief Financial Officer
                                                            of AMIC Distribution Partners from 2002
                                                            through 2004

PETER D. GOLDSTEIN          Since 2004          --          Director of Regulatory Affairs at GAMCO    --
Chief Compliance Officer                                    Investors, Inc. since 2004; Chief
Age: 55                                                     Compliance Officer of all of the
                                                            registered investment companies in the
                                                            Gabelli/GAMCO Funds complex; Vice
                                                            President of Goldman Sachs Asset
                                                            Management from 2000 through 2004

----------
(1)  Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.

(2)  Each Trustee will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund's By-Laws and Agreement and Declaration of Trust. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

(3) "Interested person" of the Fund as defined in the 1940 Act. Mr. Gabelli is considered an "interested person" because of his affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser.

(4) This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e. public companies) or other investment companies registered under the 1940 Act.

(5)  Trustees who are not interested persons are considered "Independent"
     Trustees.

                                    (GRAPHIC)

THE GABELLI BLUE CHIP VALUE FUND

                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2008

                        THE GABELLI BLUE CHIP VALUE FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: www.gabelli.com
                            E-MAIL: info@gabelli.com
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                                BOARD OF TRUSTEES

Mario J. Gabelli, CFA
CHAIRMAN AND CHIEF
EXECUTIVE OFFICER GAMCO INVESTORS, INC.

Anthony J. Colavita
ATTORNEY-AT-LAW
ANTHONY J. COLAVITA, P.C.

Vincent D. Enright
FORMER SENIOR VICE PRESIDENT
AND CHIEF FINANCIAL OFFICER
KEYSPAN CORP.

Mary E. Hauck
FORMER SENIOR PORTFOLIO MANAGER
GABELLI-O'CONNOR FIXED INCOME
MUTUAL FUND MANAGEMENT CO.

Werner J. Roeder, MD
MEDICAL DIRECTOR
LAWRENCE HOSPITAL

                         OFFICERS AND PORTFOLIO MANAGER

Barbara G. Marcin, CFA
PORTFOLIO MANAGER

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER

Bruce N. Alpert
PRESIDENT

Agnes Mullady
SECRETARY AND TREASURER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Blue Chip Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB402Q408SR

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Trustees has determined that Vincent D. Enright is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $24,000 for 2007 and $24,000 for 2008.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2007 and $0 for 2008.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $4,100 for 2007 and $4,300 for 2008. Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2007 and $0 for 2008.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant (a "Covered Services Provider") if the independent registered public accounting firm's engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

  (e)(2) The percentage of services described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) Not applicable

                           (c) 100%

                           (d) Not applicable

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $69,100 for 2007 and $4,300 for 2008.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Gabelli Blue Chip Value Fund
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date     3/9/09
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date     3/9/09
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer

Date     3/9/09
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.